Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	$ 199.8	$ 226.6
Acquisitions		12.0
Dispositions	3.5	19.0
Unrealized change in fair value	(55.4)	(56.9)
Foreign exchange	6.3	(0.9)
Derivative assets (liabilities), end of year	154.2	199.8
Derivative assets, end of year	184.7	255.0
Derivative liabilities, end of year	(30.5)	(55.2)
Commodity contracts
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	173.5	14.0
Acquisitions		12.0
Dispositions	3.5	19.0
Unrealized change in fair value	(86.4)	129.4
Foreign exchange	6.3	(0.9)
Derivative assets (liabilities), end of year	96.9	173.5
Derivative assets, end of year	118.9	176.5
Derivative liabilities, end of year	(22.0)	(3.0)
Interest rate swap contract
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	3.3	6.7
Acquisitions		0.0
Dispositions	0.0	0.0
Unrealized change in fair value	0.0	(3.4)
Foreign exchange	0.0	0.0
Derivative assets (liabilities), end of year	3.3	3.3
Derivative assets, end of year	3.3	3.3
Derivative liabilities, end of year	0.0	0.0
Foreign exchange swaps
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	21.4	175.0
Acquisitions		0.0
Dispositions	0.0	0.0
Unrealized change in fair value	40.3	(153.6)
Foreign exchange	0.0	0.0
Derivative assets (liabilities), end of year	61.7	21.4
Derivative assets, end of year	62.5	72.2
Derivative liabilities, end of year	(0.8)	(50.8)
Equity
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	1.6	30.9
Acquisitions		0.0
Dispositions	0.0	0.0
Unrealized change in fair value	(9.3)	(29.3)
Foreign exchange	0.0	0.0
Derivative assets (liabilities), end of year	(7.7)	1.6
Derivative assets, end of year	0.0	3.0
Derivative liabilities, end of year	$ (7.7)	$ (1.4)